Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, net
Accounts receivable, gross	$ 12,581	$ 13,955
Less: allowance for doubtful accounts / allowance for credit losses	(3,367)	(1,783)
Total accounts receivable, net	9,214	12,172
Allowance for doubtful accounts	1,530	$ 288	$ 1,030
Allowance for credit losses, write off	$ 304